Share-Based Payments Share-Based Payments - Data Related to All Portfolio Perfomance Shares Activity (Details) (Portfolio Performance Shares [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair-value-based amount of shares vested	$ 0	$ 0	$ 0
Total compensation cost related to nonvested performance share awards not yet recognized, pre-tax	$ 33	$ 0	$ 0
Weighted-average period over which performance share cost is expected to be recognized (years)	2 years 2 months 12 days